Exhibit 99.1

Nissan Auto Receivables 2008-C Owner Trust
Monthly Servicer's Certificate
for the month of February 2009

Collection Period	Feb-09	30/360 Days	30
Distribution Date	16-Mar-09	Actual/360 Days	27

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		628,278,834.97	593,777,097.76	577,914,960.48	0.919838
Total Securities		628,278,834.97	593,777,097.76	577,914,960.48	0.919838
Class A-1 Notes	3.03725%	124,000,000.00	89,498,262.79	73,636,125.51	0.593840
Class A-2 Notes	3.95500%	185,000,000.00	185,000,000.00	185,000,000.00	1.000000
Class A-3a Notes	5.93000%	77,000,000.00	77,000,000.00	77,000,000.00	1.000000
Class A-3b Notes	4.45500%	80,000,000.00	80,000,000.00	80,000,000.00	1.000000
Class A-4 Notes	6.65000%	134,000,000.00	134,000,000.00	134,000,000.00	1.000000
Certificates	0.00000%	28,278,834.97	28,278,834.97	28,278,834.97	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	15,862,137.28	203,871.45	127.9204619	1.6441246
Class A-2 Notes	0.00	548,756.25	-	2.9662500
Class A-3a Notes	0.00	380,508.33	-	4.9416666
Class A-3b Notes	0.00	267,300.00	-	3.3412500
Class A-4 Notes	0.00	742,583.33	-	5.5416666
Certificates	0.00	0.00	-	-
Total Securities	15,862,137.28	2,143,019.36

I. COLLECTIONS

Interest:
Interest Collections		2,239,143.19
Repurchased Loan Proceeds Related to Interest		1,874.00
Total Interest Collections		2,241,017.19

Principal:
Principal Collections		15,527,358.67
Repurchased Loan Proceeds Related to Principal		334,778.61
Total Principal Collections		15,862,137.28

Recoveries of Defaulted Receivables		0.00
Investment Earnings on Yield Supplement Account		24,926.41
Release from the Yield Supplement Account		1,602,071.12
Servicer Advances		0.00
Interest Rate Swap Receipts		0.00

Total Collections		19,730,152.00

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	32,630	593,777,097.76
Total Principal Collections		15,862,137.28
Principal Amount of Gross Losses		0.00
	32,348	577,914,960.48

III. DISTRIBUTIONS

Total Collections		19,730,152.00
Reserve Account Draw		0.00
Total Available for Distribution		19,730,152.00

1. Interest Rate Swap Payments		458,805.73

Exhibit 99.1

Nissan Auto Receivables 2008-C Owner Trust
Monthly Servicer's Certificate
for the month of February 2009

2. Reimbursement of Advance	0.00

3. Servicing Fee:
Servicing Fee Due	494,814.25
Servicing Fee Paid	494,814.25
Servicing Fee Shortfall	0.00

4. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	203,871.45

Class A-1 Notes Monthly Interest Paid	203,871.45
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	548,756.25

Class A-2 Notes Monthly Interest Paid	548,756.25
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3a Notes Monthly Interest
Class A-3a Notes Interest Carryover Shortfall	0.00
Class A-3a Notes Interest on Interest Carryover Shortfall	0.00
Class A-3a Notes Monthly Interest Distributable Amount	380,508.33

Class A-3a Notes Monthly Interest Paid	380,508.33
Change in Class A-3a Notes Interest Carryover Shortfall	0.00

Class A-3b Notes Monthly Interest
Class A-3b Notes Interest Carryover Shortfall	0.00
Class A-3b Notes Interest on Interest Carryover Shortfall	0.00
Class A-3b Notes Monthly Interest Distributable Amount	267,300.00

Class A-3b Notes Monthly Interest Paid	267,300.00
Change in Class A-3b Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	742,583.33

Class A-4 Notes Monthly Interest Paid	742,583.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	2,143,019.36
Total Note Monthly Interest Paid	2,143,019.36
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	16,633,512.66

5. Total Monthly Principal Paid on the Notes	15,862,137.28

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	15,862,137.28
Change in Total Noteholders' Principal Carryover Shortfall	0.00

Exhibit 99.1

Nissan Auto Receivables 2008-C Owner Trust
Monthly Servicer's Certificate
for the month of February 2009

6. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		771,375.38
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		771,375.38

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		37,812,760.29
Release to Collection Account		1,602,071.12
Ending Yield Supplement Account Balance		36,210,689.17

V. RESERVE ACCOUNT

Initial Reserve Account Amount		1,570,697.09
Required Reserve Account Amount		1,570,697.09
Beginning Reserve Account Balance		1,570,697.09
Ending Reserve Account Balance		1,570,697.09

Required Reserve Account Amount for Next Period		1,570,697.09

VI. POOL STATISTICS

Weighted Average Coupon		4.77%
Weighted Average Remaining Maturity		48.10

Principal Recoveries of Defaulted Receivables		0.00
Principal on Defaulted Receivables		0.00
Pool Balance at Beginning of Collection Period		593,777,097.76
Net Loss Ratio		0.00%

Net Loss Ratio for Second Preceding Collection Period		0.00%
Net Loss Ratio for Preceding Collection Period		0.00%
Net Loss Ratio for Current Collection Period		0.00%
Average Net Loss Ratio		0.00%

Cumulative Net Losses for all Periods		0.00

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,258,951.60	106
61-90 Days Delinquent	314,568.73	19
91-120 Days Delinquent	-	-
Total Delinquent Receivables:	2,573,520.33	125
60+ Days Delinquencies as Percentage of Receivables	0.05%	0.06%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.00%
Delinquency Ratio for Current Collection Period		0.06%
Average Delinquency Ratio		0.02%

Exhibit 99.1

Nissan Auto Receivables 2008-C Owner Trust
Monthly Servicer's Certificate
for the month of February 2009

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	No

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the
Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	No